Business Combination - 2017 Acquisitions, Consideration (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	1 Months Ended
	Oct. 31, 2017 HKD ($)	Oct. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Consideration:
Goodwill			$ 651,913	¥ 4,241,541	¥ 4,157,111	¥ 4,091,219
COE Business
Consideration:
Cash	$ 180,000	¥ 152,946
Fixed assets				17,123
Intangible assets				61,973
Goodwill				¥ 84,430